PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.8%
Asset-Backed Securities 16.9%
Cayman Islands 12.5%
Bain Capital Credit CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.178%(c)	04/23/31	250	$249,993
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.534(c)	08/20/32	250	250,233
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.573(c)	01/17/28	250	248,334
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.244(c)	04/30/31	250	250,000
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.193(c)	04/17/31	249	249,063
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.584(c)	10/20/32	250	250,396
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.251(c)	04/15/31	250	249,401
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.245(c)	04/26/31	750	750,000
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.542(c)	07/22/32	250	250,892
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.591(c)	10/15/32	250	250,367
MidOcean Credit CLO,
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.374(c)	02/20/31	250	249,983
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.874(c)	02/20/31	250	249,628

Octagon Investment Partners 45 Ltd., Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32	500	500,978
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.973(c)	04/17/31	250	250,496

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.463%(c)	01/17/30		248	$247,872
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.524(c)	07/20/27		250	248,341
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.741(c)	04/15/29		250	249,600
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.188(c)	04/25/31		250	249,729
					5,245,306
Ireland 0.7%
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	303,922
Spain 0.3%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	111	121,739
United States 3.4%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.292(c)	05/17/31		250	249,975
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A	2.294	04/25/38		104	103,610
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		100	103,183
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	206,447

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	102,241
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		100	110,370
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24		250	250,157
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/23		100	99,019

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780%(c)	08/25/25		100	$98,030

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	06/25/24		120	116,435
					1,439,467

Total Asset-Backed Securities (cost $6,997,960)					7,110,434
Commercial Mortgage-Backed Securities 7.9%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	24	19,372
United States 7.8%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	279,544
Series 2020-BN26, Class A3	2.155	03/15/63		200	207,185
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	185,655
Series 2018-B02, Class A3	3.544	02/15/51		200	217,397
Series 2020-B17, Class A4	2.042	03/15/53		75	77,480
Series 2020-B20, Class A3	1.945	10/15/53		100	103,102
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	10/15/36		95	95,101
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.426(c)	10/15/36		95	95,082
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	10/15/36		95	95,111
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	12/15/36		100	99,971

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51		150	170,643
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.892(c)	11/15/37		100	100,310

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.276%(c)	05/15/36	200	$200,513
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.653(cc)	11/25/25	4,486	122,933
Series K111, Class X1, IO	1.572(cc)	05/25/30	319	40,817
Series K113, Class X1, IO	1.387(cc)	06/25/30	920	104,512
Series KG03, Class X1, IO	1.381(cc)	06/25/30	1,055	116,952

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	125	141,555
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	100	90,906
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.359(c)	01/15/26	100	101,000
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.909(c)	01/15/26	100	101,000

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	250	284,290
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684	10/15/49	250	269,142
				3,300,201

Total Commercial Mortgage-Backed Securities (cost $3,137,405)				3,319,573
Corporate Bonds 31.7%
Canada 0.9%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	25	24,087
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	23,385
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	40	36,919

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	4.875	02/15/30	35	35,897
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	150	246,802
				367,090

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.7%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100%	03/29/26		164	$170,443
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	100	122,692
					293,135
Denmark 0.7%
Danske Bank A/S, Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		300	301,592
France 2.5%
BNP Paribas SA, Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31		200	215,199
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	134,091
Loxam SAS, Sr. Sub. Notes	5.750	07/15/27	EUR	120	146,354
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	101,241
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	200,642
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		255	277,939
					1,075,466
Germany 1.3%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	87,297
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250	02/04/21		200	200,038
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	123,622
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	133,794
					544,751
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	131,942

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	100	$128,722
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	121,304
Italy 1.1%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	146,840
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	208,962
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	129,527
					485,329
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	59,313
Gtd. Notes	3.638	06/20/22	CHF	50	57,929
					117,242
Luxembourg 0.6%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	124,556
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	120,384
					244,940
Mexico 1.1%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	300	358,906
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	119,552
					478,458
Netherlands 0.2%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	74,851

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Norway 0.4%
Equinor ASA, Gtd. Notes	2.875%	04/06/25		150	$162,599
Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		140	135,522
Russia 0.5%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	146,720
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898	10/03/25	CHF	50	56,275
					202,995
Supranational Bank 0.1%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	60,784
Switzerland 1.2%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	263,940
UBS Group AG, Sr. Unsec’d. Notes, 144A	4.125	09/24/25		200	227,295
					491,235
United Arab Emirates 0.4%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNH	1,000	155,970
United Kingdom 1.7%
Barclays PLC, Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	218,512
BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	81,850
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		150	159,432

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875%	09/12/26	EUR	100	$124,400
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	124,332
					708,526
United States 16.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		50	58,671
Sr. Unsec’d. Notes	4.250	11/21/49		50	60,678

American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	52,299
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	133,035
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		50	54,960
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		25	26,492
Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	108,839
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		25	28,249
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		25	23,871

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27		50	56,602
AT&T, Inc.,
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	87,444
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		40	38,176
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		69	66,284
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		110	113,415
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		170	177,016
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	93,490

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		10	11,058
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	5,150
Gtd. Notes, 144A	5.250	01/30/30		25	25,853
Gtd. Notes, 144A	6.250	02/15/29		10	10,730

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	6.750%	03/15/25		50	$51,638
Gtd. Notes	7.250	10/15/29		20	22,464

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40		10	9,909
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		65	74,333
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		102	112,176
Gtd. Notes	4.700	04/15/25		65	74,113
Gtd. Notes, 144A	3.500	02/15/41		30	30,253
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	10,089
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		10	10,280
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	51,762

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	78,783
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		45	46,407
Sr. Sec’d. Notes	4.800	03/01/50		35	39,848
Sr. Sec’d. Notes	6.384	10/23/35		100	134,635

Cigna Corp., Sr. Unsec’d. Notes	2.400	03/15/30		25	26,070
Citigroup, Inc., Sr. Unsec’d. Notes	3.106(ff)	04/08/26		300	325,462
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24		21	21,843
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		100	116,656
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	203,973
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		6	7,053
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		50	52,209
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		25	26,426
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	134,874

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27		45	$28,582
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	117,065
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		50	54,262
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		100	122,525
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	125,326
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50		45	46,710
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	94,067
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	15,704
Gtd. Notes	3.950	01/31/60		15	16,105

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		19	19,695
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	130,707
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		50	60,302
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	1.700	08/18/23		95	97,215
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	20,039
Sub. Notes	4.750	10/12/21	EUR	150	187,896

HCA, Inc., Sr. Sec’d. Notes	5.250	04/15/25		100	116,577
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		75	76,788
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		25	28,420
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	—(p)	02/04/32		90	89,984
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	94,138
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	74,299

Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		100	105,796

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Liberty Mutual Group, Inc., Gtd. Notes	2.750%	05/04/26	EUR	100	$137,180
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	129,491
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	100	126,719
Gtd. Notes	1.000	07/02/31	EUR	100	130,080
Morgan Stanley,
Sr. Unsec’d. Notes	3.625	01/20/27		95	108,080
Sr. Unsec’d. Notes, EMTN	1.342(ff)	10/23/26	EUR	100	128,294
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		75	74,787

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	28,346
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	15,556
Gtd. Notes, 144A	6.000	01/15/27		35	37,002

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		100	109,963
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	57,674
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	123,037
Phillips 66, Gtd. Notes	3.700	04/06/23		15	16,009
Range Resources Corp., Gtd. Notes	9.250	02/01/26		50	54,454
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		2	2,027
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		50	50,396
Gtd. Notes	5.625	12/01/25		25	25,752

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		25	27,738
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	146,458
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	52,284
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500	10/01/25		50	53,205

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625%	07/15/27		25	$26,963
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	10,973
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		50	52,789
Sr. Unsec’d. Notes	6.750	06/15/23		25	27,072
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		30	35,052
Sr. Sec’d. Notes, 144A	4.500	04/15/50		40	47,210

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		16	16,456
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		25	23,969
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	66,416
Gtd. Notes	5.500	05/15/27		100	106,975
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		5	5,112
Gtd. Notes	2.850	12/15/32		5	5,141

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.650	11/20/40		45	43,801
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		110	121,740
Gtd. Notes, 144A	4.000	06/22/50		15	16,716

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		45	47,362
Welltower, Inc., Sr. Unsec’d. Notes	3.100	01/15/30		70	75,638
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	124,544
					7,104,231

Total Corporate Bonds (cost $12,466,530)					13,386,684

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 2.7%
Bermuda 0.5%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730%(c)	04/25/28	62	$62,411
Home Re Ltd., Series 2021-01, Class M1B, 144A	—(p)	07/25/33	150	149,987
				212,398
United States 2.2%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average Secured Overnight Financing Rate + 4.000% (Cap N/A, Floor 0.000%)	4.082(c)	11/25/50	35	36,344
Series 2020-HQA05, Class M2, 144A, 30 Day Average Secured Overnight Financing Rate + 2.600% (Cap N/A, Floor 0.000%)	2.682(c)	11/25/50	165	166,470
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.730(c)	07/25/50	30	30,422
Series 2021-DNA01, Class B1, 144A, 30 Day Average Secured Overnight Financing Rate + 2.650% (Cap N/A, Floor 0.000%)	2.729(c)	01/25/51	10	10,016
Series 2021-DNA01, Class M2, 144A, 30 Day Average Secured Overnight Financing Rate + 1.800% (Cap N/A, Floor 0.000%)	1.879(c)	01/25/51	80	80,006

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	159	159,112
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59	54	55,382
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	87	87,384
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	93	93,511

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22	209	209,356
				928,003

Total Residential Mortgage-Backed Securities (cost $1,135,000)				1,140,401

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 33.7%
Austria 0.4%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	160	$176,347
Belgium 0.5%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 76, 144A	1.900	06/22/38	EUR	130	206,922
Brazil 1.9%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		75	78,824
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		680	740,987
					819,811
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	158,884
Chile 0.4%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	151,595
China 0.4%
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	162,936
Colombia 2.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	206,199
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	693,241
					899,440
Croatia 1.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	254,227
Sr. Unsec’d. Notes	6.000	01/26/24		200	230,517
					484,744

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250%	01/21/40	EUR	20	$26,009
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	225	299,336
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	309,326
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	51,627
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	72,943
					759,241
Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	114,681
Greece 2.2%
Hellenic Republic Government Bond,
Bonds	3.650(cc)	02/24/34	EUR	48	78,727
Bonds	3.650(cc)	02/24/35	EUR	21	34,771
Bonds	3.650(cc)	02/24/37	EUR	440	747,210

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	88,592
					949,300
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	133,329
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	300	46,751
					180,080
Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	122,872
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	126,654
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	256,363
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	136,828
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	100	128,485
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	223,057
					994,259

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.8%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750%	07/03/30		200	$219,194
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	132,067
					351,261
Italy 3.8%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	167,302
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	154,776
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	250	399,143
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	105,743
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	180,496
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	499,282

Republic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	94,865
					1,601,607
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	158,231
Mexico 1.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	261,511
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	127,213
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	150	241,599
					630,323
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	85,584
Panama 0.5%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	226,390

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 1.3%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392%	01/23/26		85	$90,087
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	411,430
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	33,355
					534,872
Portugal 2.9%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	93,511
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	50	76,176
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	340	557,916
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	372,375
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	50	104,975
					1,204,953
Qatar 0.5%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	219,953
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	72,206
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	148,518
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	64,322
					285,046
Russia 0.6%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	267,675
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	163,846
Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	128,641

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.8%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125%	05/15/27	EUR	250	$338,943
Sr. Unsec’d. Notes	7.250	09/28/21		200	208,325
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	194,014
					741,282
Spain 2.2%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	121,476
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	44,268
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	305	444,107
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	129,066

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	178,491
					917,408
Sweden 0.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	125,115
Ukraine 0.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	265,161
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	115,287
					380,448
Uruguay 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	46,083
Sr. Unsec’d. Notes	4.375	01/23/31		62	75,249
					121,332

Total Sovereign Bonds (cost $12,400,072)					14,202,207

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 1.9%
U.S. Treasury Bonds (cost $667,542)	2.750%	08/15/47	675	$812,531

Total Long-Term Investments (cost $36,804,509)				39,971,830

	Shares
Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,087,128)(wb)	1,087,128	1,087,128

TOTAL INVESTMENTS 97.4% (cost $37,891,637)		41,058,958
Other assets in excess of liabilities(z) 2.6%		1,114,717

Net Assets 100.0%		$42,173,675

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
THB—Thai Baht
TRY—Turkish Lira
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	5 Year U.S. Treasury Notes	Mar. 2021	$1,132,875	$996
2	10 Year Australian Treasury Bonds	Mar. 2021	222,959	(814)
1	10 Year Canadian Government Bonds	Mar. 2021	115,433	(932)
9	10 Year U.K. Gilt	Mar. 2021	1,653,264	(708)
4	10 Year U.S. Ultra Treasury Notes	Mar. 2021	615,313	(11,458)
31	20 Year U.S. Treasury Bonds	Mar. 2021	5,230,281	(152,017)
12	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	2,456,625	(114,169)
				(279,102)
Short Positions:
3	3 Month CME SOFR	Jun. 2022	749,550	595
57	2 Year U.S. Treasury Notes	Mar. 2021	12,595,664	(12,374)
35	5 Year Euro-Bobl	Mar. 2021	5,744,642	(6,049)
11	10 Year Euro-Bund	Mar. 2021	2,366,119	(1,782)
19	10 Year U.S. Treasury Notes	Mar. 2021	2,603,594	(11,946)
59	Euro Currency	Mar. 2021	8,955,463	(120,257)
29	Euro Schatz Index	Mar. 2021	3,952,872	(221)
				(152,034)
				$(431,136)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	238	$45,000	$43,422	$—	$(1,578)
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	790	147,958	144,392	—	(3,566)
British Pound,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	GBP	15	20,954	20,908	—	(46)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	24,905	34,000	33,912	—	(88)
Expiring 03/17/21	Citibank, N.A.	CLP	3,150	4,300	4,289	—	(11)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	23,882	33,435	32,519	—	(916)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	17,564	24,000	23,917	—	(83)
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	854	122,358	131,460	9,102	—
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	106,842	31,000	29,885	—	(1,115)
Expiring 03/17/21	Goldman Sachs International	COP	76,525	22,000	21,405	—	(595)
Euro,
Expiring 02/02/21	Citibank, N.A.	EUR	4,409	5,356,366	5,351,572	—	(4,794)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	18	21,602	21,580	—	(22)
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	2,581	34,551	35,139	588	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	1,667	22,372	22,702	330	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	2,041	27,398	27,787	389	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	1,961	26,349	26,697	348	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	1,000	13,404	13,621	217	—
Indonesian Rupiah,
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	187,239	13,089	13,270	181	—
Japanese Yen,
Expiring 02/02/21	Morgan Stanley & Co. International PLC	JPY	29,659	285,928	283,169	—	(2,759)
Mexican Peso,
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	2,339	114,973	113,530	—	(1,443)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	1,673	22,000	22,015	15	—
Expiring 03/17/21	Goldman Sachs International	RUB	4,934	64,924	64,932	8	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	4,934	65,738	64,932	—	(806)
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	63	47,042	47,280	238	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	746	$49,000	$48,952	$—	$(48)
Expiring 03/17/21	Citibank, N.A.	ZAR	532	35,000	34,964	—	(36)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	605	40,744	39,731	—	(1,013)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	468	30,800	30,748	—	(52)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	2,356	78,381	78,695	314	—
Expiring 03/17/21	Citibank, N.A.	THB	661	22,000	22,070	70	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,699	56,169	56,752	583	—
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	99	12,250	13,305	1,055	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	279	34,371	37,459	3,088	—
				$6,959,456	$6,957,011	16,526	(18,971)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	424	$327,904	$324,106	$3,798	$—
Brazilian Real,
Expiring 02/02/21	BNP Paribas S.A.	BRL	135	25,886	24,626	1,260	—
Expiring 02/02/21	Citibank, N.A.	BRL	893	173,887	163,188	10,699	—
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	790	147,855	144,281	3,574	—
British Pound,
Expiring 04/19/21	Citibank, N.A.	GBP	358	489,576	491,381	—	(1,805)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	358	489,713	491,381	—	(1,668)
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	535	421,158	418,718	2,440	—
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	28,964	38,894	39,440	—	(546)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	57,929	77,509	78,879	—	(1,370)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	28,964	38,886	39,440	—	(554)
Chinese Renminbi,
Expiring 02/08/21	Barclays Bank PLC	CNH	186	28,521	28,778	—	(257)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	2,273	337,931	352,345	—	(14,414)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	719	109,000	111,489	—	(2,489)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	854	122,556	131,459	—	(8,903)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	391,630	$109,512	$109,543	$—	$(31)
Euro,
Expiring 02/02/21	Citibank, N.A.	EUR	4,409	5,344,556	5,351,572	—	(7,016)
Expiring 03/02/21	Citibank, N.A.	EUR	4,409	5,359,642	5,354,679	4,963	—
Expiring 03/02/21	Citibank, N.A.	EUR	67	80,891	80,930	—	(39)
Hungarian Forint,
Expiring 04/19/21	Citibank, N.A.	HUF	15,164	51,094	51,511	—	(417)
Indian Rupee,
Expiring 03/17/21	Barclays Bank PLC	INR	1,030	13,960	14,026	—	(66)
Expiring 03/17/21	Citibank, N.A.	INR	2,408	32,572	32,781	—	(209)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	3,493	47,000	47,561	—	(561)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	2,308	31,000	31,420	—	(420)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	629,720	44,309	44,631	—	(322)
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	642,645	45,000	45,547	—	(547)
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	441,254	31,000	31,274	—	(274)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	55	17,000	16,869	131	—
Expiring 03/17/21	Barclays Bank PLC	ILS	39	12,000	11,877	123	—
Japanese Yen,
Expiring 02/02/21	Morgan Stanley & Co. International PLC	JPY	29,659	286,045	283,168	2,877	—
Expiring 03/02/21	Morgan Stanley & Co. International PLC	JPY	29,659	286,010	283,237	2,773	—
Mexican Peso,
Expiring 03/17/21	Citibank, N.A.	MXN	715	35,462	34,705	757	—
Expiring 03/17/21	HSBC Bank USA, N.A.	MXN	1,352	66,607	65,592	1,015	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	715	35,000	34,689	311	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	483	24,000	23,457	543	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	165	118,491	118,637	—	(146)
Norwegian Krone,
Expiring 04/19/21	Barclays Bank PLC	NOK	110	12,979	12,890	89	—
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	72	20,148	19,862	286	—
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	180	48,329	48,276	53	—
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	2,656	36,000	34,946	1,054	—
Expiring 03/17/21	Citibank, N.A.	RUB	4,387	58,000	57,732	268	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	3,936	$53,000	$51,800	$1,200	$—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	551	7,400	7,251	149	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	84	63,000	63,309	—	(309)
South African Rand,
Expiring 03/17/21	Citibank, N.A.	ZAR	2,293	148,047	150,579	—	(2,532)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	3,822	249,184	250,965	—	(1,781)
South Korean Won,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	23,387	21,498	20,912	586	—
Swedish Krona,
Expiring 04/19/21	Barclays Bank PLC	SEK	1,552	186,138	185,853	285	—
Swiss Franc,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CHF	187	211,204	210,380	824	—
Thai Baht,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,835	61,000	61,318	—	(318)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,827	61,120	61,050	70	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,232	41,000	41,149	—	(149)
Turkish Lira,
Expiring 03/17/21	Citibank, N.A.	TRY	229	28,000	30,758	—	(2,758)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	156	19,000	20,859	—	(1,859)
				$16,225,474	$16,237,106	40,128	(51,760)
						$56,654	$(70,731)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/22	1.000%(Q)	120	0.160%	$2,064	$(78)	$2,142	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.100%	7,339	(259)	7,598	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	0.851%	2,392	(389)	2,781	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.169%	2,042	(78)	2,120	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia	12/20/22	1.000%(Q)	160	0.472%	$1,793	$(104)	$1,897	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.270%	2,412	(104)	2,516	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.176%	2,028	(78)	2,106	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.219%	1,927	(78)	2,005	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.151%	2,085	(78)	2,163	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	1.082%	(136)	(233)	97	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	2.328%	(14,140)	(389)	(13,751)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.444%	4,226	(233)	4,459	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.354%	7,003	(337)	7,340	Citibank, N.A.
					$21,035	$(2,438)	$23,473

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$(20,550)	$(670)	$(19,880)	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$(1,045)	$3,220	$(4,265)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	(1,668)	629	(2,297)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	(246)	2,073	(2,319)	Barclays Bank PLC
					$(2,959)	$5,922	$(8,881)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	0.791%	$307	$480	$(173)	Bank of America, N.A.
Commonwealth of Australia	12/20/24	1.000%(Q)	100	0.118%	3,573	2,092	1,481	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	100	0.999%	120	365	(245)	Barclays Bank PLC
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.387%	28,026	(8,087)	36,113	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.387%	4,765	(1,434)	6,199	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.387%	420	172	248	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	50	0.427%	1,451	957	494	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	100	0.705%	2,723	(352)	3,075	Credit Suisse International
Republic of Indonesia	06/20/23	1.000%(Q)	475	0.351%	7,962	(1,455)	9,417	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.295%	1,540	—	1,540	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	55	0.088%	262	182	80	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.222%	1,189	(16)	1,205	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.533%	(4,217)	(9,311)	5,094	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.309%	5,243	4,127	1,116	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	100	3.521%	5,940	6,161	(221)	HSBC Bank USA, N.A.
Republic of Ukraine	06/20/25	5.000%(Q)	90	3.638%	5,463	(882)	6,345	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	0.444%	587	(50)	637	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	0.530%	1,867	(1,374)	3,241	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	0.530%	1,244	(768)	2,012	Morgan Stanley & Co. International PLC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	50	0.530%	$622	$(451)	$1,073	BNP Paribas S.A.
State of Illinois	06/20/21	1.000%(Q)	1,000	1.977%	(2,616)	532	(3,148)	Citibank, N.A.
					$66,471	$(9,112)	$75,583
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$12,653	$—	$12,653

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(8,903)	$(8,903)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	7,230	7,230
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,172)	(1,172)
					$—	$(2,845)	$(2,845)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$41,510	$41,510
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	11,938	11,939
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	19,971	26,356	6,385
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	3,249	3,249
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	20,819	20,819
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	11,941	11,941
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	39,533	39,533
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	49,740	49,740
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	9,329	9,329
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	5,946	5,946

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	661	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	$—	$2,589	$2,589
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	14,920	14,920
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(3,880)	2,736	6,616
CAD	600	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(575)	4,343	4,918
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	646	6,972	6,326
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	5,725	5,726
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)	18,129	15,988	(2,141)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,534)	3,181	4,715
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	160	5,189	5,029
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	8,213	8,213
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,516	5,008	3,492
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	2,589	2,589
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	7,993	7,993
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	8,065	8,065
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	1,463	1,469
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	977	978
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,739	1,739
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,304	2,304
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,485	2,488
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,441	1,442
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,240	1,241
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	4,207	4,212
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(804)	(804)
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	(5,105)	(5,097)
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(10,192)	(10,190)
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	(2,010)	(2,006)
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	16	(6,898)	(6,914)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	$12,223	$23,701	$11,478
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(14,408)	(14,408)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(10,819)	(10,819)
EUR	200	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(4,878)	(7,269)	(2,391)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	9,054	9,054
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,286	49,620	44,334
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(9,353)	75,366	84,719
EUR	110	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	(1,071)	(1,071)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	5,966	56,834	50,868
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	52,032	59,171	7,139
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	—	(1,964)	(1,964)
HKD	2,090	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	1	1,249	1,248
HKD	2,350	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	1,410	1,410
HKD	1,295	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(7)	(9,077)	(9,070)
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	7,892	8,453	561
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	28,016	28,016
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	712	712
HUF	33,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	447	447
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	11,853	11,853
JPY	100,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	—	242	242
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	24,215	24,215
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	125,840	125,840
JPY	10,055	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	2,525	7,868	5,343

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	$2,453	$6,064	$3,611
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(2,037)	(2,037)
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	13,536	12,628	(908)
JPY	20,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(3,643)	(3,643)
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	3,847	3,847
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	19,251	19,251
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	8,667	11,590	2,923
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	4,616	4,616
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	1,168	1,168
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	(3,482)	(3,482)
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	9,238	9,238
MXN	4,080	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	1,022	40,723	39,701
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	4,748	14,914	10,166
NOK	1,000	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	—	5,780	5,780
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	23,361	23,361
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	4,281	4,281
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	2,121	2,121
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	17,111	17,111
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(13,074)	26,485	39,559
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	15,136	15,136
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	16,326	16,326
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	1,921	1,921

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	$2,538	$5,657	$3,119
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(289)	16,423	16,712
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	1,144	1,144
SEK	1,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	1,097	1,097
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	5,253	5,253
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	7,468	7,468
THB	3,000	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(897)	(897)
	980	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(274)	(274)
	1,012	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(3,248)	(3,248)
	1,500	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(2,822)	(2,822)
	990	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(4,913)	(4,913)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(100,659)	(100,659)
	2,180	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	(75)	(75)
	1,450	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	1,526	1,526
	1,770	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	2,027	2,027
	1,795	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	2,453	2,453
	1,595	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	2,159	2,159
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(23,133)	(23,133)
ZAR	9,210	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	(1)	5,666	5,667
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	7	(55,078)	(55,085)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,000	40,734	37,734
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(40)	29,862	29,902
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	21,402	21,410
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(33)	37,296	37,329
ZAR	3,850	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(45)	7,406	7,451
					$128,584	$968,035	$839,451

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$19,766	$—	$19,766	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	21,683	—	21,683	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	$25,035	$—	$25,035	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	12,463	—	12,463	Morgan Stanley & Co. International PLC
ILS	410	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(431)	—	(431)	Goldman Sachs International
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	18,549	—	18,549	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	18,243	—	18,243	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	5,437	—	5,437	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(58)	(4)	(54)	Goldman Sachs International
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	4,454	—	4,454	Morgan Stanley & Co. International PLC
RUB	15,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(194)	—	(194)	Morgan Stanley & Co. International PLC
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	7,247	—	7,247	Morgan Stanley & Co. International PLC
THB	1,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	210	—	210	HSBC Bank USA, N.A.
					$132,404	$(4)	$132,408

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).